Employee Benefit Plan, Description of Plan (Details) - EBP 001 - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
tmo_EBPEmployeeBenefitPlanParticipantContributionPretaxAndRothMaximumAnnualCompensationToTotalCompensationPercentage		75.00%
EBP, Participant Contribution, After Tax, Maximum Annual Contribution to Eligible Compensation, Percentage		8.00%
EBP, Participant Contribution, Automatic, Deferral Rate		3.00%
EBP, Employer Contribution, Matching Percentage		100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage		6.00%
EBP, Vesting Percentage		100.00%
EBPVesting Service Requirement Period, Employer Contributions		2 years
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount		$ 1
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount		$ 50
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		50.00%
EBP, Note Receivable from Participant, Loan Term		5 years
EBP, Note Receivable from Participant, Loan Term for Primary Residence		30 years
EBP, Note Receivable from Participant, Interest Rate Range, Low End		3.25%	3.25%
EBP, Note Receivable from Participant, Interest Rate Range, High End		9.50%	9.75%
EBP, Forfeited Nonvested Account		$ 3,103	$ 5,904
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution		$ 10,179
Subsequent Event
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%